Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FLOATING RATE OPPORTUNITIES FUND II
Prospectus Date	rr_ProspectusDate	Aug. 25, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2017